Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Statement of Cash Flows [Abstract]
Net loss	$ 1,026,941	$ (1,454,325)	$ (1,768,865)	$ (6,751,572)
Items not affecting cash
Depreciation (Note 4)	102,254	125,989	307,376	378,932
Financing cost	0	14,536	0	14,536
Stock-based compensation (Note 7)	12,884	51,402	78,865	213,691
Accreted interest on convertible debenture (Note 5)	80,490	8,813	722,330	25,011
Loss on disposal of equipment (Note 4)	20,944	0	20,944	0
Unrealized foreign exchange loss	8,462	884	2,978	884
Change in non-cash operating assets & liabilities
Trade and other receivables	(283,204)	198,798	(346,681)	143,036
Investment tax credits	140,101	(45,000)	140,101	(135,000)
Inventory	0	0	102,375	31,723
Prepaid expenses, sundry and other assets	87,411	159,159	52,061	328,559
Accounts payable, accrued liabilities and employee costs payable	(474,756)	1,319,326	1,417,519	1,696,326
Deferred revenue (Note 3)	0	(1,469,716)	0	(2,362,500)
Cash flows provided from (used in) operating activities	721,527	(1,090,134)	729,003	(6,416,374)
Financing activities
Repayment of principal on convertible debenture (Note 5)	0	0	0	300,000
Proceeds from issuance of shares on exercise of 2018 Pre-Funded Warrants (Note 9)	0	0	0	27,953
2019 debenture financing (Note 3)	0	140,800	0	140,800
Debenture financing cost	0	(15,800)	0	(15,800)
Cash flows provided from (used in) financing activities	0	125,000	0	(147,047)
Investing activity
Purchase of property and equipment (Note 4)	(3,875)	(10,684)	(3,875)	(24,097)
Sale of proprety and equipment (Note 5)	8,806	0	8,806	0
Cash flows used in investing activities	4,931	(10,684)	4,931	(24,097)
Increase (decrease) in cash	726,458	(975,818)	733,934	(6,587,518)
Cash, beginning of period	72,098	1,030,177	64,622	6,641,877
Cash, end of period	798,556	54,359	798,556	54,359
Supplemental cash flow information
Interest paid	0	29,394	0	120,148
Taxes paid	$ 0	$ 0	$ 0	$ 0